INVENTORY	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
INVENTORY

NOTE 3 – INVENTORY

Finished goods primarily consists of shipments in transit which represent the cost of finished goods inventory shipped for which title has not yet passed to the customer. Inventory consisted of the following at December 31, 2010 and 2011:

(in thousands)	December 31,
	2010	2011
Raw material	$139	$—
Finished goods	695	1,460
	$834	$1,460